FAIR VALUE MEASUREMENT - Energy swap contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / bbl bbl	Dec. 31, 2022 USD ($)
Derivative Contracts
FAIR VALUE MEASUREMENT
Unrealized gain (loss) recorded in AOCI | $	$ 5.1	$ 17.5
Energy swap contracts
FAIR VALUE MEASUREMENT
Unrealized gain (loss) recorded in AOCI | $	$ 0.7	$ 16.2
Energy swap contracts | 2024
FAIR VALUE MEASUREMENT
WTI oil swap contracts (barrels) | bbl	973,200
Average price | $ / bbl	71.24
Energy swap contracts | 2025
FAIR VALUE MEASUREMENT
WTI oil swap contracts (barrels) | bbl	205,200
Average price | $ / bbl	63.50
Energy swap contracts | From 2023 to 2025
FAIR VALUE MEASUREMENT
WTI oil swap contracts (barrels) | bbl	1,581,400
Average price | $ / bbl	71.60